Available-For-Sale Securities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Available-For-Sale Securities
Amortized Cost	$ 869,590	$ 1,276,314
Gross Unrealized Gains	1,484	3,593
Gross Unrealized Losses	3,585	4,914
Fair Value	867,489	1,274,993
Money market funds [Member]
Available-For-Sale Securities
Amortized Cost	510,711	867,335
Fair Value	510,711	867,335
U.S. government treasuries [Member]
Available-For-Sale Securities
Amortized Cost	110,021	111,685
Gross Unrealized Gains	318	227
Fair Value	110,339	111,912
Corporate bonds [Member]
Available-For-Sale Securities
Amortized Cost	80,517	59,247
Gross Unrealized Gains	400	728
Gross Unrealized Losses	562	1,233
Fair Value	80,355	58,742
Government guaranteed debt [Member]
Available-For-Sale Securities
Amortized Cost	70,725	100,832
Gross Unrealized Gains	435	1,280
Fair Value	71,160	102,112
U.S. agency securities [Member]
Available-For-Sale Securities
Amortized Cost	57,232	64,837
Gross Unrealized Gains	308	887
Fair Value	57,540	65,724
Supranational and sovereign debt [Member]
Available-For-Sale Securities
Amortized Cost	10,247	23,672
Gross Unrealized Gains	23	99
Fair Value	10,270	23,771
Mortgages (including agencies and corporate) [Member]
Available-For-Sale Securities
Amortized Cost	7,576	21,062
Gross Unrealized Gains		372
Gross Unrealized Losses	1,181	2,486
Fair Value	6,395	18,948
Asset backed obligations [Member]
Available-For-Sale Securities
Amortized Cost	5,469	8,230
Gross Unrealized Losses	960	1,083
Fair Value	4,509	7,147
Commercial Paper and Certificates of Deposit [Member]
Available-For-Sale Securities
Amortized Cost	17,092	19,414
Gross Unrealized Losses	882	112
Fair Value	$ 16,210	$ 19,302